Earnings (loss) per share and ADS - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earning per share	140,247	324,027	255,080